Note 13- Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance	$ 1,978,967	$ 1,760,787	$ 1,713,785
Other comprehensive income	3,389	30,904	4,433
Balance	1,968,104	1,978,967	1,760,787
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Balance	9,162	(4,675)	7,632
Other comprehensive income	4,546	13,837	(12,307)
Balance	13,708	9,162	(4,675)
Balance, beginning	(544)	4,689	0
Change , tax	(1,683)	(5,233)	4,689
Balance, ending	(2,227)	(544)	4,689
Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent [Member]
Balance	(6,714)	(23,781)	(40,521)
Other comprehensive income	(1,157)	17,067	16,740
Balance	(7,871)	(6,714)	(23,781)
Balance, beginning	(258)	6,196	12,575
Change , tax	428	(6,454)	(6,379)
Balance, ending	170	(258)	6,196
AOCI Attributable to Parent [Member]
Balance	2,448	(28,456)	(32,889)
Other comprehensive income	3,389	30,904	4,433
Balance	5,837	2,448	(28,456)
Balance, beginning	(802)	10,885	12,575
Change , tax	(1,255)	(11,687)	(1,690)
Balance, ending	$ (2,057)	$ (802)	$ 10,885